Intangible Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) [Line Items]
Intangible assets	€ 835,706	€ 369,006
Amortization expense	49,984	858	€ 0
Intangible Assets [Member]
Intangible Assets (Details) [Line Items]
Intangible assets	€ 516,684	€ 261,916	€ 106,789